Held for Sale Assets and Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of assets and liabilities classified as held for sale [line items]
Cash consideration	¥ (2,433,000,000)
Shanghai Airlines Hotel [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Proportion of ownership interest in subsidiary	100.00%
Cash consideration	¥ 7,100
Inter-company payable	¥ 6,000,000